Statements of Operations and Comprehensive Loss (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development	$ 25,644	$ 39,272	$ 59,599	$ 80,737	$ 139,614	$ 152,345
General and administrative	9,293	6,626	28,149	16,441	39,392	28,756
Total operating expenses	34,937	45,898	87,748	97,178	179,006	181,101
Loss from operations	(34,937)	(45,898)	(87,748)	(97,178)	(179,006)	(181,101)
Other income (expense), net:
Interest income	1,564	3,466	3,892	7,557	12,942	17,382
Other expense, net	(1)	(13)	(2)	(20)	(23)	14
Total other income (expense), net	1,563	3,453	3,890	7,537	12,919	17,396
Net loss	(33,374)	(42,445)	(83,858)	(89,641)	(166,087)	(163,705)
Unrealized gain (loss) on available-for-sale securities	146	(167)	24	(311)	(329)	1,102
Comprehensive loss	$ (33,228)	$ (42,612)	$ (83,834)	$ (89,952)	$ (166,416)	$ (162,603)
Net loss per common share:
Net loss per common share, Baisc	$ (0.95)	$ (1.47)	$ (2.4)	$ (3.02)
Net loss per common share, Diluted	$ (0.95)	$ (1.47)	$ (2.4)	$ (3.02)
Weighted-average number of shares outstanding:
Weighted-average number of shares outstanding, Basic	35,003	28,810	35,003	29,722
Weighted-average number of shares outstanding, Diluted	35,003	28,810	35,003	29,722